UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.7%
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	$3,500	$2,768,850
Selma IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	5,000	3,953,550
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	2,900	894,476

		7,616,876

Arizona — 2.1%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,000	683,710
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,940	1,781,095
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,110	1,121,377
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/21	485	467,981
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,980	2,037,321

		6,091,484

California — 11.3%
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,266,000
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.38%, 11/01/34	1,185	1,204,635
City of Chula Vista California, RB, San Diego Gas & Electric, Series B, AMT, 5.00%, 12/01/27	2,500	2,361,600
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	800	801,920

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	$9,475	$9,664,974
State of California, GO, Various Purpose, 6.50%, 4/01/33	14,925	15,943,034

		32,242,163

Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,167,898
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	120	128,424
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	3,025	2,760,464
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series B, 7.45%, 9/01/31	400	368,804
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	3,300	3,252,942
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	820	769,053
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	845,790

		9,293,375

Connecticut — 1.4%
Connecticut Housing Finance Authority, RB, Sub-Series C-1, 4.85%, 11/15/34	2,430	2,427,035
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	1,601,980

		4,029,015

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single- Family

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia — 1.9%
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (c)	$6,590	$1,469,768
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (c)	4,830	1,008,649
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (c)	6,515	1,270,490
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,544,610

		5,293,517

Florida — 6.7%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,820	9,304,057
County of Miami-Dade, Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,153,525
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (a)(b)	2,350	935,511
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series B, 5.75%, 5/01/13 (a)(b)	400	159,680
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	3,500	3,223,640
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,094,482
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	776,835
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,230	717,447
Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	890	873,980

		19,239,157

Georgia — 5.3%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	845	848,786
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,844,020

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Gainesville Redevelopment Authority, Refunding RB, Riverside Military Academy, 5.13%, 3/01/37	$600	$369,516
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,465	3,585,963
Municipal Electric Authority of Georgia, RB, Series W, 6.60%, 1/01/18	5,560	6,562,857
Municipal Electric Authority of Georgia, RB, Series W, 6.60%, 1/01/18 (d)	380	439,003
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	1,250	1,484,787

		15,134,932

Guam — 1.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	630	639,815
Territory of Guam, GO, Series A, 6.75%, 11/15/29	1,100	1,139,215
Territory of Guam, GO, Series A, 7.00%, 11/15/39	1,140	1,169,880

		2,948,910

Idaho — 0.0%
Idaho Housing & Finance Association, Refunding RB, S/F Mortgage, Senior Series E-2, AMT, 6.90%, 1/01/27	45	45,075

Illinois — 10.0%
City of Chicago Illinois, RB, Series C, AMT (GNMA), 7.00%, 3/01/32	145	149,183
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	733,968
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	1,000	999,100
Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,537,300
Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,000	1,001,070
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,662,631
Illinois Finance Authority, Refunding RB, Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	250	196,427
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	1,500	1,844,610
Regional Transportation Authority, RB, Series A (NPFGC), 6.70%, 11/01/21	7,000	8,460,480
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	2,500	3,200,075
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	649,253

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	$2,800	$2,801,260
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,550	1,377,578

		28,612,935

Indiana — 7.3%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	840	849,517
Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	3,280	3,181,141
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	3,295	3,370,587
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	500	467,125
Indiana Transportation Finance Authority, RB, Series A, 7.25%, 6/01/15	320	336,871
Indiana Transportation Finance Authority, RB, Series A, 6.80%, 12/01/16	3,775	4,357,709
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D, 6.75%, 2/01/14	7,450	8,236,720

		20,799,670

Louisiana — 4.2%
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	8,500	8,420,355
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,640,176

		12,060,531

Maryland — 1.8%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian), 6.70%, 7/01/27	1,190	1,215,323
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,400,055
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	439,350
Maryland Health & Higher Educational Facilities Authority, RB, King Farm Presbyterian Community, Series B, 5.00%, 1/01/17	1,055	965,093

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	$1,000	$1,160,540

		5,180,361

Massachusetts — 4.3%
Massachusetts HFA, HRB, Series A, AMT, 5.20%, 12/01/37	3,000	2,947,800
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,644,030
Massachusetts HFA, Refunding HRB, Series D, AMT, 4.85%, 6/01/40	2,770	2,535,990
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	2,230	2,237,471
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,805	1,811,661

		12,176,952

Michigan — 6.5%
City of Detroit , Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	1,079,988
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	2,890	2,690,619
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	7,050	6,161,700
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, 5.75%, 5/15/38	8,560	8,694,477

		18,626,784

Mississippi — 5.2%
County of Lowndes, Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	5,850	6,155,897
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	2,500	2,499,700
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	5,000	4,999,450
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,124,991

		14,780,038

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada — 0.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	$580	$542,422

New Jersey — 2.8%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	4,150	4,072,976
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,620,290
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,680	17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,285	1,416,263

		8,109,546

New York — 8.2%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	10,735,901
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,753,344
New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	690	726,929
New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	861,520
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	6,986,760
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,440	1,447,387
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	968,000

		23,479,841

North Carolina — 3.1%
City of Charlotte North Carolina, RB, Series B, 5.00%, 7/01/38	950	1,012,757
City of Charlotte North Carolina, RB, Series B, 4.50%, 7/01/39	925	921,975
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,075,786
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	2,225	2,289,458

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/39	$630	$632,293
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,393,224
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	2,000	1,563,720

		8,889,213

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	12,500	10,482,750

Pennsylvania — 4.5%
Bucks County IDA, RB, Ann's Choice Inc. Facility, Series A, 6.13%, 1/01/25	880	824,014
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	1,874,620
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.13%, 2/01/28	470	355,715
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.25%, 2/01/35	1,090	797,989
Pennsylvania Economic Development Financing Authority, RB, Aqua
Pennsylvania Inc. Project, 5.00%, 11/15/40	1,890	1,889,868
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,393,220
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,415	4,453,587
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,264,798

		12,853,811

Puerto Rico — 2.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,990	3,039,275
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	4,540,766

		7,580,041

Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	954,360

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas — 10.8%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	$2,740	$2,576,093
Brazos River Authority, Refunding RB, Texas Utility Co., Series, AMT, 7.70%, 4/01/33	1,500	975,270
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	5,800	5,884,970
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	4,820	4,602,232
Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	2,250	2,251,328
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,240,720
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,401,310
Port of Corpus Christi Authority of Nueces County Texas, Refunding RB, Celanese Project, Series A, 6.45%, 11/01/30	800	792,856
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	3,875	4,033,759

		30,758,538

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,780	2,775,552

U.S. Virgin Islands — 2.1%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	6,000	6,067,740

Virginia — 1.7%
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.13%, 10/01/37	1,000	912,580
Fairfax County EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	3,440	3,096,585
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	965	961,921

		4,971,086

Washington — 3.6%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	5,000	6,279,600

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$3,700	$4,035,109

		10,314,709

Wisconsin — 5.4%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	7,909,755
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	2,215	2,276,821
Wisconsin Housing & EDA, Refunding RB, Series A, AMT, 5.63%, 3/01/31	2,605	2,675,205
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	2,885	2,659,104

		15,520,885

Total Municipal Bonds – 125.0%		357,472,269

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 3.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,468,613
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	2,610	2,754,855
Los Angeles Community College District, California, GO, Election of 2001, Series A (AGM.), 5.00%, 8/01/32	2,290	2,314,251
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,101,159

		9,638,878

Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,129	2,244,603

Connecticut — 2.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z3, 5.05%, 7/01/42	6,000	6,314,340

Illinois — 4.0%
City of Chicago, Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,320	1,382,686
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,205,670

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, Mccormick Place Expansion, Series B (NPFGC), 5.75%, 6/15/23	$6,400	$6,922,688

		11,511,044

Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,392,317

Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,000	10,487,600

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,157,675

New York — 2.9%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	6,299	6,481,096
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,575	1,722,897

		8,203,993

North Carolina — 2.3%
North Carolina Capital Facilities Finance Agency, RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,449,586

Ohio — 5.9%
Ohio State Higher Educational Facility Commission, RB, Hospital Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,460,840
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,840	14,332,566

		16,793,406

South Carolina — 1.9%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,373,771

Texas — 6.9%
Harris County Health Facilities Development Corporation, Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (d)	10,000	12,230,400
Texas Department of Housing & Community Affairs, RB, Series B, AMT (GNMA), 5.25%, 9/01/32	4,822	4,832,874

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Texas (concluded)
Texas State University Systems, Texas, RB (AGM), 5.00%, 3/15/30	$2,743	$2,826,405

		19,889,679

Washington — 6.0%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A, 5.00%, 11/01/36	9,000	9,282,330
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/32	7,693	8,014,101

		17,296,431

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,499	2,499,225

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 42.4%		121,252,548

Total Long-Term Investments (Cost – $471,684,605) – 167.4%		478,724,817

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (f)(g)	3,685,527	3,685,527

Total Short-Term Securities (Cost – $3,685,527) – 1.3%		3,685,527

Total Investments (Cost – $475,370,132*) – 168.7%		482,410,344
Other Assets Less Liabilities – 2.0%		5,577,831
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (21.7)%		(62,065,307)
Preferred Shares, at Redemption Value – (49.0)%		(140,016,782)

Net Assets Applicable to Common Shares – 100.0%		$285,906,086

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$413,440,140

Gross unrealized appreciation	23,858,632
Gross unrealized depreciation	(16,919,117)

Net unrealized appreciation	$6,939,515

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Represent a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or U.S. Treasury obligations.

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$3,685,527	$6,396

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$3,685,527
Level 2 - Long-Term Investments[1]	478,724,817
Level 3	—

Total	$482,410,344

[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniVest Fund II, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 19, 2010